Empresa Mixta Ecosocialista Siembra Minera, S.A. (Details Narrative) $ in Millions	Sep. 30, 2020 USD ($)
Empresa Mixta Ecosocialista Siembra Minera S.a.
Siembra Minera beneficial ownership by Venezuela	55.00%
Siembra Minera beneficial ownership by Company	45.00%
[custom:CumulativeExpendituresAssociatedWithSiembraMinera-0]	$ 20.7